SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ (172)	$ (173)
Accounts payable and other liabilities	(473)	(66)
Net change in non-cash working capital	$ (645)	$ (239)	$ (2,962)